091-08981fn

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

10047614

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Invesco PowerShares Capital Mgmt LLC

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
ADRA: Bank of New York Mellon Asia 50 ADR Index; ADRD: Bank of New York Mellon Developed Markets 100 ADR Index; ADRE: Bank of New York Mellon Emerging Markets 50 ADR Index; ADRU: Bank of New York Mellon Europe 100 ADR Index; PAF: FTSE RAFI Developed Asia Pacific ex-Japan Index; PAO: New Frontier Global Dynamic Balanced Growth Index; PCA: New Frontier Global Dynamic Balanced Index; PCEF: S-Network Composite Closed End Fund Index; PCY: DB Emerging Market USD Liquid Balanced Index; PDN: FTSE RAFI Developed Markets ex-US Mid-Small 1500 Index; PEF: FTSE RAFI Europe index; PFA: QSG Developed International Opportunities Index; PGJ: Halter USX China Index; PID: International Dividend Achievers Index; PIE: Dorsey Wright Emerging Markets Technical Leaders Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
ADRA, ADRD, ADRE, ADRU, PAF, PAO, PCA, PCEF, PCY, PDN, PEF, PFA, PGJ, PID, PIE

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
ADRA: Japan, Australia, China, South Korea, India; ADRD: UK, Japan, Switzerland, France, Spain; ADRE: Brazil, China, South Korea, India; ADRU: UK, Switzerland, France, Spain, Germany; PAF: Australia, South Korea, Hong Kong, Singapore, New Zealand; PAO: US, Japan, UK, France, Germany; PCA: US, Japan, UK, France, Germany; PCEF: US, UK, Netherlands, Canada, Germany; PCY: Uruguay, Russia, Indonesia, El Salvador, Vietnam; PDN: Japan, UK, South Korea, Canada, Australia; PEF: UK, France, Germany, Italy, Switzerland; PFA: UK, Japan, France, Italy, Canada; PGJ: China; PID: UK, Canada, US, Mexico, Spain; PIE: China, Mexico, Brazil, South Africa, Indonesia

(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**22-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010